Organization And Description Of Business	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Organization And Description Of Business

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Arttor Gold, LLC

Arttor Gold, LLC (“Arttor Gold”), a Nevada limited liability company, was formed and organized on April 28, 2011. Arttor Gold operates as a U.S. based junior gold exploration and mining company. For the period from April 28, 2011 (Inception) to December 31, 2011, the Company had no revenues and recorded transactions related to Arttor Gold’s preliminary exploration activities. Arttor Gold has the rights to explore on two Carlin-type gold properties located in Lander County, Nevada, known as Red Rock and North Battle Mountain. The liability of the member of Arttor Gold is limited to the member’s capital contributions.

On May 24, 2011, Pershing Gold Corporation  (“Pershing Gold”) (formerly Sagebrush Gold Ltd.), entered into four limited liability company membership interests purchase agreements (the “Agreements”) with the former owners of Arttor Gold.  Each of the former owners of Arttor Gold, sold their interests in Arttor Gold in privately negotiated sales resulting in Pershing Gold acquiring 100% of Arttor Gold.  Pursuant to the Agreements, Pershing Gold issued 8,000,000 shares of its preferred stock, designated Series B Convertible Preferred Stock and 13,000,000 shares of its Common Stock in exchange for 100% membership interests in Arttor Gold.  Each share of Series B Preferred Stock is convertible into one share each of the Pershing’s Gold common stock. As a result of this transaction, on May 24, 2011, Arttor Gold became a wholly-owned subsidiary of Pershing Gold.

Noble Effort Gold, LLC

Noble Effort Gold, LLC (“Noble Effort”), a Nevada corporation, was formed in June 2011 to explore potential acquisitions of natural resources properties suitable for exploration and development.

Red Battle Corp. (“Red Battle”) was formed in the state of Delaware on April 30, 2012. On May 22, 2012, Pershing Gold purchased 100% of the issued and outstanding common stock of Red Battle, causing Red Battle to become Pershing Gold's wholly owned subsidiary. On May 23, 2012, Pershing Gold assigned all of the outstanding membership interests of Arttor Gold and Noble Effort to Red Battle. Effective May 23, 2012, Red Battle, a Delaware corporation, is the owner of all of the outstanding membership interests of each of Arttor Gold and Noble Effort and such Company became wholly owned subsidiaries of Red Battle.

Going Concern

The unaudited combined financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in an accumulated deficit of $1,219,163 as of March 31, 2012, negative cash flows from operating activities and net loss of $92,890 and $99,380, respectively, for the three months ended March 31, 2012.  The Company anticipates further losses in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The Company’s ability to raise additional capital through the future issuances of common stock is unknown. The obtainment of additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to the attainment of profitable operations are necessary for the Company to continue operations. The ability to successfully resolve these factors raise substantial doubt about the Company’s ability to continue as a going concern. The combined financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.